Common Stock and Stock Plans, Employee Stock Ownership Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock [Member]
Employee Stock Ownership Plan [Abstract]
Allocated shares (common)	138,978,383	138,182,911	124,670,717
Dividends paid to ESOP	$ 233	$ 213	$ 195
Preferred stock Unreleased [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares (preferred)	1,071,418	1,406,460	1,556,104
Fair value of unreleased ESOP preferred shares	$ 1,072	$ 1,407	$ 1,556
Dividends paid to ESOP	$ 101	$ 159	$ 166